Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Awards Close in Time to MNPI Disclosures [Table]
Award Timing MNPI Disclosure

The Company maintains the Equity Grant Award Policy (Equity Policy), which is intended to prevent stock option backdating and other grant timing issues in relation to the release of material, non-public information. Under the Equity Policy, the Compensation Committee approves annual equity awards and other off-cycle equity awards, including in connection with new hires and promotions, to executive officers who are subject to Section 16(a) of the Exchange Act and other senior executives. The Compensation Committee has delegated authority to the Equity Grant Committee, which currently consists of the CEO, to approve equity awards to other employees within certain parameters. Annual equity awards to all employees are generally approved by the Equity Grant Committee or the Compensation Committee, as applicable, in March of each year. Off-cycle equity awards to new hires, employees receiving promotions, and other special circumstances are generally approved on the 16th day of the calendar month or such other date determined by the Equity Grant Committee or the Compensation Committee.

For all stock options or stock appreciation rights, the exercise price is the closing price of our common stock on the NYSE on the date of the grant. If the grant date falls on a non-trading day, the exercise price is the closing price of our common stock on the NYSE on the next trading day following the date of grant.

No off-cycle stock option awards were granted to NEOs in fiscal year 2025. During fiscal year 2025, we did not grant equity awards to our NEOs during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that disclosed material, non-public information. We did not time the grant of equity awards in anticipation of the release of material, non-public information or time the disclosure of material, non-public information for the purpose of affecting the value of executive compensation for NEO grants in fiscal year 2025.

Award Timing Method	Annual equity awards to all employees are generally approved by the Equity Grant Committee or the Compensation Committee, as applicable, in March of each year. Off-cycle equity awards to new hires, employees receiving promotions, and other special circumstances are generally approved on the 16th day of the calendar month or such other date determined by the Equity Grant Committee or the Compensation Committee.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We did not time the grant of equity awards in anticipation of the release of material, non-public information or time the disclosure of material, non-public information for the purpose of affecting the value of executive compensation for NEO grants in fiscal year 2025.
MNPI Disclosure Timed for Compensation Value	false